Fair Values of Assets and Liabilities - Changes in Fair Value for All Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Parenthetical) (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Noninterest Income [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net gains and losses on net derivative assets and liabilities included in net income	$ 404	$ (149)	$ 359
Net Change in net derivative asset and liability unrealized gains (losses) relating to assets still held at end of period	128	(340)	(109)
Mortgage Banking Revenue [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net gains and losses on net derivative assets and liabilities included in net income	500	131	2,000
Net Change in net derivative asset and liability unrealized gains (losses) relating to assets still held at end of period	60	19	259
Securities Gains Losses [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net gains and losses on available for sale securities included in net income	(3)	(14)	(47)
Interest Income [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net gains and losses on available for sale securities included in net income	$ 1	$ (2)	$ 34